DESCRIPTION OF THE PLAN - Vesting (Details) - TD 401(k) Retirement Plan	12 Months Ended
Dec. 31, 2025
Less than three years
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
Three or more years
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%